SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-       SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles ("U. S GAAP").

a.       Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.       Financial statements in U.S. dollars ("dollar" or "dollars"):

Most of the revenues and costs of the Company and its subsidiaries, other than its Brazilian subsidiary, are denominated in U.S. dollars. Therefore, the Company's management believes the currency of the primary economic environment in which the operations of the Company and these subsidiaries are conducted is the United States dollar, which is used as the functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies are re-measured into dollars in accordance with the principles set forth in Statement of Accounting Standards Codification ("ASC") 830 "Foreign Currency Matters".

Other than in the Company's subsidiary in Brazil, all exchange gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the consolidated statement of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

For the Company's subsidiary in Brazil whose functional currency has been determined to be its local currency, assets and liabilities are translated at year-end exchange rates and statements of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive loss in the shareholders' equity.

c.       Principles of consolidation:

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

d.       Cash and cash equivalents:

The Company considers all highly liquid deposit instruments with an original maturity of three months or less at the date of purchase to be cash equivalents.

e.       Restricted bank deposits:

Restricted bank deposits represent restricted cash which is pledged in favor of the bank that provides guarantees to the Company.

f.       Concentration of credit risk:

Financial instruments that may subject the Company to significant concentration of credit risk consist mainly of cash and cash equivalents severance pay fund and trade receivables.

Cash and cash equivalents are maintained with major financial institutions mainly in Israel. Assets held for severance benefits are maintained with major insurance companies and financial institutions in Israel. Such deposits are not insured. However, management believes that such financial institutions are financially sound and, accordingly, low credit risk exists with respect to these investments.

The Company grants credit to customers without generally requiring collateral or security. The risk of collection associated with trade receivables is reduced by geographical dispersion of the Company's customer base. The Company establishes an allowance for doubtful accounts based on historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer's ability to pay. No allowance for doubtful accounts was recorded as of December 31, 2015 and 2014. Actual collection experience may not meet expectations and may result in increased bad debt expense. No bad debt expenses were recorded during the years ended December 31, 2015, 2014 and 2013.

g.       Inventory:

Inventories are stated at the lower of cost or market value. Cost is determined on a "moving average" basis. Inventory write-offs are provided to cover technological obsolescence, excess inventories and discontinued products.

Inventory write-off is measured as the difference between the cost of the inventory and market based upon assumptions about future demand, and is charged to the cost of sales. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Total inventory write-offs during the years ended December 31, 2015, 2014 and 2013 amounted to $346, $187 and $110, respectively. Following the termination of the agreement that is disclosed in Note 1c, during the year ended December 31, 2014, the Company recorded additional inventory write-off amounted to $1,005.

h.       Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to operations as incurred.

Depreciation is calculated on the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%

Computers and related equipment	15 - 33
Office furniture and equipment	7 - 33
Leasehold improvements	At the shorter of the lease period or useful life of the leasehold improvement

i.       Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360 "property, plants and equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is assessed by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During the years ended December 31, 2015, 2014 and 2013, no impairment losses were identified.

j.       Revenue recognition:

The Company's revenues are generated mainly from sales of products to direct customers and, to lesser extent, from independent distributors. The Company's products contain software components and non-software components that function together to deliver the product's essential functionality. As such, revenues from sales of products are recognized in accordance with ASC No. 605, "Revenue Recognition" when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable.

Products are typically considered delivered upon shipment. In instances where final acceptance of the product is specified by the customer, and the acceptance is deemed substantive, revenue is deferred until all acceptance criteria have been met. The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds.

Based on the Company's agreement with distributors, sales to distributors are final and distributors have no rights of return or price protection. The Company is not a party to the agreements between distributors and their customers, however the Company recognizes its revenue on a "sale through" basis and therefore revenues from these distributors are deferred until all revenue recognition criteria of the sale to the end customer are met.

The Company also generates sales through independent representatives. These representatives do not hold any of the Company's inventories, and they do not buy products from the Company. The Company invoices the end-user customers directly, collects payment directly and then pays commissions to the representative for the sales in its territory.

Revenues in arrangements with multiple deliverables are allocated using the relative selling price method. The selling price for each deliverable is based on vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE or TPE is available. The Company determines the BESP based on management estimated selling price by considering several external and internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition.

Revenues from fixed price contracts that require significant customization, integration and installation are recognized based on ASC 605-35, "Construction-Type and Production-Type Contracts", using the percentage-of-completion method of accounting based on the ratio of costs related to contract performance incurred to date to the total estimated amount of such costs. The amount of revenue recognized is based on the total fees under the arrangement and the percentage of completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contact. During the year ended December 31, 2015 and 2014, the Company recognized revenues amounted to $622 and $2,205 from such contract.

Under the Company's selling arrangements, the Company generally provides a one-year warranty, which includes bug fixing and a hardware warranty ("Warranty") for all of its products. After the Warranty period initially provided with the Company's products, the Company may sell extended warranty contracts on a standalone basis, which includes bug fixing and a hardware warranty. Revenue related to extended warranty contracts is recognized pursuant to ASC 605-20-25, "Separately Priced Extended Warranty and Product Maintenance Contracts." Pursuant to this provision, revenue related to separately priced product maintenance contracts is deferred and recognized over the term of the maintenance period.

Deferred revenues represent unrecognized fees collected for extended warranty services as well as other advances and payments received from customers, for which revenue has not yet been recognized.

k.       Cost of revenues:

Cost of products is comprised of cost of 3rd Party hardware and Software license fees paid to 3rd Party, employees' salaries and related costs, shipping and handling costs, sub-contractors costs, inventory write-off, indirect taxes, packaging, import taxes, and royalties to the Office of the Chief Scientist (the "OCS").

Cost of services is comprised mainly of employees' salaries and related costs incurred for hardware maintenance and customer support.

l.       Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718 which requires companies to estimate the fair value of share-based payment awards on the grant date using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards granted based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. The expected term was generated by running Monte Carlo model pursuant to which historical post-vesting forfeitures and suboptimal exercise factor is estimated by using historical option exercise information. The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. The expected term of the options granted is derived from the output of the options valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury zero-coupon bonds with an equivalent term to the expected term of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option pricing model.

The fair value for options granted in 2015, 2014 and 2013 is estimated at the date of grant with the following weighted average assumptions:

	2015	2014	2013

Dividend yield	0%	0%	0%
Expected volatility	51.4%-62%	70%-74%	71%-74%
Risk-free interest	0.6%-1.7%	0.6%-0.8%	0.3%-0.6%
Expected life (in years)	2.39-4.58	2.81	2.81

m.       Research and development costs:

Research and development costs are charged to statement of operations as incurred except royalty-bearing participation from Office of the Chief Scientist ("OCS") as described in Note 2n.

ASC 985-20 "Software - Costs of Computer Software to be Sold, Leased or Otherwise Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

n.       Government grants:

The Company receives royalty-bearing participation, which represents participation of the Government of Israel (specifically from the OCS) in approved programs for research and development. These amounts are recognized on the accrual basis as a reduction of research and development costs as such costs are incurred. Royalties to the OCS are recorded under cost of sales, when the related sales are recognized. (see also Note 7a).

The Company also receives participation from the Israeli Ministry of Economy, commerce and labor (the "MOE"), which is a participation of up to 50% of relevant marketing expenses. These grants are presented as a reduction of marketing expenses and amounted to $215, $55 and $150 for the years ended December 31, 2015, 2014 and 2013, respectively. (see also Note 7a).

o.       Income (loss) per share:

Basic and diluted income (loss) per Ordinary Share of the Company ("Ordinary Shares") are presented in conformity with ASC 260 "Earnings Per Share", for all years presented. Basic income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period. Diluted income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

Certain securities were not included in the computation of diluted income (loss) per share since they were anti-dilutive. The total weighted average number of shares related to the outstanding options, RSUs and warrants excluded from the calculation of diluted net income (loss) per share was 1,349,414, 1,368,220 and 1,353,372 as of December 31, 2015, 2014 and 2013, respectively.

p.       Income taxes:

The Company accounts for income taxes in accordance with ASC 740 "Income Taxes". Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a full valuation allowance to reduce deferred tax assets to the extent it believes is more likely than not that such benefits will be realized.

q.       Income tax uncertainties:

In accordance with ASC 740 "Income Taxes", the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. When applicable, the Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense. As of December 31, 2015 and 2014, no liability for unrecognized tax benefits was recorded.

r.       Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. After completing one full year of employment, the Company's Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability is partially provided by monthly deposits with severance pay funds, insurance policies and by an accrual. The liability for employee severance pay benefits included on the balance sheet represents the total liability for such severance benefits, while the assets held for severance benefits included on the balance sheet represent the current redemption value of the Company's contributions made to severance pay funds and to insurance policies.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective January 1, 2012, the Company's agreements with new employees in Israel are in accordance with section 14 of the Severance Pay Law - 1963 which provide that the Company's contributions to severance pay fund shall cover its entire severance obligation. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance obligation and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not recorded as part of the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership on the amounts deposited.

Severance expenses for the years ended December 31, 2015, 2014 and 2013 amounted to $485, $527 and $537, respectively.

s.       Fair value of financial instruments:

The financial instruments of the Company consist mainly of cash and cash equivalents, restricted bank deposits, trade receivables, trade payables and other accounts payable and accrued expenses. Due to the short-term nature of such financial instruments, their fair value approximates their carrying value.

t.       Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

u.      Comprehensive loss:

The Company accounts for comprehensive loss in accordance with ASC No. 220, "Comprehensive Income" which establishes standards for the reporting and displays of comprehensive loss and its components in a full set of general purpose financial statements. Comprehensive loss generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to shareholders. The Company determined that its only item of other comprehensive loss relates to foreign currency translation adjustment and gains or losses on intra-entity foreign currency transactions that are of a long-term investment nature in connection to its subsidiary in Brazil.

v.       Recently issued accounting standards:

1.	In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-09, Revenue from Contracts with Customers. ASU 2014-09 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration which the entity expects to receive in exchange for those goods and services. The effective date of ASU 2014-09 is for annual reporting periods beginning after December 15, 2017. In July 2015, the FASB decided to defer by one year the effective date of this ASU. The ASU has not yet been adopted and the Company is currently evaluating the impact that the adoption of ASU 2014-09 will have on its financial statements.

2.	In August 2014, the FASB issued ASU 2014-15, "Presentation of Financial Statements - Going Concern: Disclosure of Uncertainties about on Entity's Ability to Continue as o Going Concern" (ASU 2014-15). The standard requires management to evaluate, at each interim and annual reporting period, whether there are conditions or events that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date the financial statements are issued, and provide related disclosures. The update will become effective for annual periods ending after December 15, 2016, and for annual and interim periods thereafter. The ASU has not yet been adopted but the Company does not expect this standard to have a material impact on its Consolidated Financial Statements.

3.	In July 2015, the FASB issued ASU No. 2015-11, "Inventory (Topic 330): Simplifying the Measurement of Inventory." Under this accounting guidance, inventory will be measured at the lower of cost and net realizable value and other options that currently exist for market value will be eliminated. ASU No. 2015-11 defines net realizable value as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. No other changes were made to the current guidance on inventory measurement. ASU 2015-11 is effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

4.	In February 2016, the FASB issued ASU 2016-02 - Leases (ASC 842), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The ASU is expected to impact our consolidated financial statements as we have certain operating lease arrangements. ASC 842 supersedes the previous leases standard, ASC 840 Leases. The standard is effective on January 1, 2019, with early adoption permitted. The ASU has not yet been adopted and the Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its financial statements.